DIVESTITURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DIVESTITURES
Proceeds from divestitures	$ 5,811.8	$ 86.0
(Loss) Gain on divestiture	$ (8.6)	$ (481.8)	[1]

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.